Earnings per share (Tables)	9 Months Ended
Sep. 30, 2026
Earnings per share [abstract]
Schedule of Basic and Diluted Net Income Per Share
Basic and diluted net income per share for the three and nine months ended September 30 are calculated as follows:

	Three months ended September 30,		Nine months ended September 30,
	2026	2025	2026	2025

Net income attributable to common shareholders	$9,426	$6,109	$10,065	$10,659

Basic weighted average number of common shares outstanding	24,956,337	28,746,111	26,150,884	29,517,317
Stock options	118,246	296,983	209,231	305,592
DSUs	228,687	167,958	197,216	151,384
PSUs	20,906	—	8,595	—
RSUs	300,428	249,686	135,502	226,323
Diluted weighted average number of common shares outstanding	25,624,604	29,460,738	26,701,428	30,200,616

Basic earnings per common share	$0.38	$0.21	$0.38	$0.36
Diluted earnings per common share	$0.37	$0.21	$0.38	$0.35